Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of January 1, 2018	$ 387,108
Translation differences	(400)
Goodwill as of September 30, 2018	$ 386,728